Finance income and charges - Schedule of finance income and charges (Details) - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Finance Income And Charges [Line Items]
Interest income	$ 121	$ 90
Fair value gain on financial instruments	42	78
Total interest income	163	168
Interest charge on bonds, commercial paper, bank loans and overdrafts	(418)	(369)
Interest charge on finance leases	(17)	(14)
Borrowing costs capitalised	28	0
Other interest charges	(121)	(160)
Fair value loss on financial instruments	(49)	(78)
Total interest charges	(577)	(621)
Net interest charges	(414)	(453)
Net finance income in respect of post-employment plans in surplus	27	21
Monetary gain on hyperinflation in various economies (a)	8	21
Interest income in respect of direct and indirect tax	3	4
Change in financial liability (Level 3)	0	6
Total other finance income	38	52
Net finance charge in respect of post-employment plans in deficit	(10)	(4)
Interest charge in respect of direct and indirect tax	(19)	(22)
Unwinding of discounts	(8)	(8)
Finance Charge Due To Change In Financial Liability	(1)	0
Guarantee Provided In Respect Of Bank Guarantees	(9)	(1)
Other finance charges	(10)	(6)
Total other finance charges	(57)	(41)
Net other finance (charges)/income	$ (19)	$ 11